Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 775,334	$ 737,020
Accounts receivable, net	2,201,006	50,765
Contract assets	34,063
Inventories	73,861	78,535
Acquisition deposit		5,517,719
Prepayments and other current assets	9,647,889	2,376,081
Current assets of discontinued operations		1,592,955
TOTAL CURRENT ASSETS	12,732,153	10,353,075
NON-CURRENT ASSETS:
Property and equipment, net	1,629,185	110,397
Intangible assets, net	781,498	18,999
Long-term investments	4,565,808	4,617,863
Goodwill	3,958,834
Operating lease right-of-use assets, net	288,222	414,665
Prepayments and other non-current assets		64,451
Non-current assets of discontinued operations		1,504,019
TOTAL NON-CURRENT ASSETS	11,223,547	6,730,394
TOTAL ASSETS	23,955,700	17,083,469
CURRENT LIABILITIES:
Short-term bank loan	421,408
Long-term bank loans - current portion	182,610	1,567,487
Accounts payable	2,979,609	284,105
Deferred revenue	4,521,682	2,707,069
Refund liabilities	81,554	88,502
Operating lease liabilities-current	72,709	114,217
Taxes payable	1,318,237	1,423,924
Loan from a third party	188,914
Accrued expenses and liabilities	861,203	649,767
Current liabilities of discontinued operations		6,737,792
TOTAL CURRENT LIABILITIES	10,627,926	13,572,863
NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	185,078	261,512
Long-term bank loans	2,921,759	1,766,986
Long-term loan from a third party	103,121
Deferred tax liabilities	230,469
Non-current liabilities of discontinued operations		708,187
TOTAL NON-CURRENT LIABILITIES	4,499,245	3,099,235
TOTAL LIABILITIES	15,127,171	16,672,098
COMMITMENTS AND CONTINGENCIES (NOTE 19)
EQUITY:
Ordinary shares, value
Additional paid in capital	32,340,418	19,450,741
Statutory reserves	948,101	1,007,027
Accumulated deficit	(23,570,155)	(18,541,751)
Accumulated other comprehensive loss	(482,659)	(1,208,386)
TOTAL SHAREHOLDERS’ EQUITY	9,279,349	717,536
Non-controlling interests	(450,820)	(306,165)
TOTAL EQUITY	8,828,529	411,371
TOTAL LIABILITIES AND EQUITY	23,955,700	17,083,469
Class A Ordinary Shares
EQUITY:
Ordinary shares, value	41,629	7,890
Class B Ordinary Shares
EQUITY:
Ordinary shares, value	2,015	2,015
Related Party
NON-CURRENT LIABILITIES:
Due to a related party	$ 1,058,818	$ 362,550